Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2025 Portfolio℠
September 30, 2024
VIPIFF2025-NPRT3-1124
1.822896.119
Bond Funds - 44.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,976,312	27,917,807
Fidelity International Bond Index Fund (a)	692,853	6,512,815
Fidelity Long-Term Treasury Bond Index Fund (a)	1,367,504	13,866,496
VIP High Income Portfolio - Investor Class (a)	744,977	3,680,187
VIP Investment Grade Bond II Portfolio - Investor Class (a)	4,757,298	47,144,828
TOTAL BOND FUNDS (Cost $101,814,494)		99,122,133

Domestic Equity Funds - 28.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	178,591	11,111,928
VIP Equity Income Portfolio - Investor Class (a)	309,258	8,980,857
VIP Growth & Income Portfolio - Investor Class (a)	382,560	12,364,328
VIP Growth Portfolio - Investor Class (a)	158,591	18,410,814
VIP Mid Cap Portfolio - Investor Class (a)	67,709	2,830,923
VIP Value Portfolio - Investor Class (a)	299,770	6,277,188
VIP Value Strategies Portfolio - Investor Class (a)	173,161	3,104,773
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,004,958)		63,080,811

International Equity Funds - 27.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	1,695,684	21,297,788
VIP Overseas Portfolio - Investor Class (a)	1,334,641	39,238,440
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $38,149,968)		60,536,228

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $166,969,420)	222,739,172
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	222,739,172

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	920	-	920	31	-	-	-	0.0%
Total	920	-	920	31	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	27,028,466	3,865,055	3,965,099	322,355	(93,846)	1,083,231	27,917,807
Fidelity International Bond Index Fund	7,653,948	926,478	2,198,591	99,300	(112,838)	243,819	6,512,816
Fidelity Long-Term Treasury Bond Index Fund	12,479,234	5,776,713	4,483,307	358,033	(758,902)	852,758	13,866,496
VIP Contrafund Portfolio - Investor Class	10,488,933	1,063,699	3,243,971	42,063	1,036,582	1,766,685	11,111,928
VIP Emerging Markets Portfolio - Investor Class	19,998,250	3,057,972	5,390,370	17,194	209,770	3,422,166	21,297,788
VIP Equity Income Portfolio - Investor Class	8,505,454	1,372,779	2,361,003	47,857	289,316	1,174,311	8,980,857
VIP Government Money Market Portfolio - Investor Class	-	441,957	441,957	1,902	-	-	-
VIP Growth & Income Portfolio - Investor Class	11,687,466	1,416,754	2,992,543	78,288	767,203	1,485,448	12,364,328
VIP Growth Portfolio - Investor Class	17,370,525	1,772,384	4,896,756	257,971	924,526	3,240,135	18,410,814
VIP High Income Portfolio - Investor Class	3,726,207	251,783	585,879	1,596	(53,167)	341,243	3,680,187
VIP Investment Grade Bond II Portfolio - Investor Class	56,274,990	4,466,871	15,601,027	33,365	(755,770)	2,759,764	47,144,828
VIP Mid Cap Portfolio - Investor Class	2,662,837	444,535	696,638	49,921	87,720	332,469	2,830,923
VIP Overseas Portfolio - Investor Class	38,664,121	2,836,900	7,410,625	146,799	1,229,130	3,918,914	39,238,440
VIP Value Portfolio - Investor Class	5,935,662	1,216,606	1,483,741	128,284	163,203	445,458	6,277,188
VIP Value Strategies Portfolio - Investor Class	2,935,535	650,108	777,893	41,679	77,799	219,224	3,104,773
	225,411,628	29,560,594	56,529,400	1,626,607	3,010,726	21,285,625	222,739,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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